Acquisition of the Oriental VIP Room (Tables) (VIP Room [Member])	6 Months Ended
Jun. 30, 2014
VIP Room [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip Turnover Target
12 Month Period	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000		*
June 30, 2015	$2,500,000,000	$13,000,000	625,000		*
June 30, 2016	$2,500,000,000	$13,000,000	625,000		*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares. In addition, an aggregate rolling chip turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

Schedule Of Purchase Price Allocations [Table Text Block]
As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement	305,927
Profit interest agreement	56,758,004
Goodwill	722,748

Total Estimated Purchase Price	$57,803,560

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]
The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of December 31, 2013	$36,528,269
Payment	—
Ordinary Shares Issued	—
Change in Fair Value of Contingent Consideration	31,434,051
Foreign Currency Translation Adjustment	39,680
Contingent Consideration Payable as of June 30, 2014	$68,002,000

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]
The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of the Oriental VIP Room:

Years Ended December 31,	Total Contingent Consideration

2014	$29,875,000
2015	20,002,500
2016	18,124,500
$68,002,000

Business Acquisition, Pro Forma Information [Table Text Block]
The following pro forma consolidated statements of operations have been prepared assuming that the acquisition of Oriental VIP Room occurred on January 1, 2013.

Pro Forma
Consolidated
For the Six
Months Ended
June
30, 2013
Revenue	$131,588,839
Expenses	132,304,719
Pro Forma Net (Loss) Attributable To Ordinary Shareholders	$(715,880)
Pro Forma Net Income Per Share
Basic	$(0.02)
Diluted	$(0.02)
Weighted average shares outstanding
Basic	44,945,080
Diluted	45,186,102